Reconciliation of Income Tax Expense at Effective Statutory Tax Rate to Actual Income Tax Expense (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012		Mar. 31, 2011
Reconciliation of Statutory Federal Tax Rate [Line Items]
Income before income tax expense (benefit)	¥ 885,180	¥ 662,835		¥ 611,357
Effective statutory tax rate	38.01%	40.69%		40.69%
Income tax calculated at the statutory tax rate	336,457	269,708		248,761
Income not subject to tax	(18,320)	(18,295)		(17,334)
Expenses not deductible for tax purposes	1,348	1,469		1,517
Tax rate differentials of subsidiaries	(10,535)	(4,142)		3,288
Change in valuation allowance	(1,352,597)	(371,271)		(135,867)
Change in undistributed earnings of subsidiaries	12,233	(7,118)		10,724
Change in net operating loss carryforwards resulting from intercompany capital transactions	227	162		1,484
Expiration of net operating loss carryforwards	1,026,439	33,576		76,903
Effect of enacted change in tax rates		107,011	[1]
Other	8,772	2,778		3,751
Income tax expense (benefit)	¥ 4,024	¥ 13,878		¥ 193,227

[1]	On November 30, 2011, the National Diet of Japan approved two bills affecting the statutory tax rates of MHFG and its domestic subsidiaries. As a result, the statutory tax rate concerning MHFG's tax returns for the fiscal year ended March 31, 2013 has been reduced to 38.01% from the previous rate of 40.69%. Also, the rates for the fiscal years ending March 31, 2014 to 2015 and for the fiscal years ending March 31, 2016 and thereafter will be 38.01% and 35.64%, respectively. The decrease of the Group's balance of net deferred tax assets, reflecting such tax rate reductions, was recognized in Income tax expense in the fiscal year ended March 31, 2012.